Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled - Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	$ 74,766,039	$ 52,505,097	$ 66,306,368
Debt Securities at fair value through profit or loss	2,635,247	1,603,472	612,613
Derivative instruments	17,293	12,149	17,911
Repo transactions		2,096,284	35,237
Other financial assets	2,999,584	3,355,507	2,036,966
Loans and other financing	179,166,463	195,864,678	162,864,366
Other debt securities	64,584,759	51,238,580	37,579,769
Financial assets delivered as guarantee	6,756,220	11,277,691	6,800,296
Equity Instruments at fair value through profit or loss	51,518	417,334	749,675
Total assets	351,232,991	338,069,866	295,027,566
Deposits	237,954,419	212,800,371	206,113,028
Liabilities at fair value through profit or loss		9,523
Derivative instruments	1,369	34,116
Repo Transactions	164,469	3,968,851	2,018,763
Other financial liabilities	15,318,513	15,593,151	11,684,864
Financing received from BCRA and other financial entities	2,998,010	1,733,524	479,907
Issued corporate bonds	6,377,311	6,957,379	3,104,030
Subordinated Corporate Bonds	15,288,390	11,170,509	11,749,101
Total Liabilities	290,322,157	266,318,272	247,738,555
Without due date [member]
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks	74,766,039	52,505,097	66,306,368
Debt Securities at fair value through profit or loss	1,226
Other financial assets	1,676,223
Loans and other financing	1,255,707	1,313,322	999,170
Financial assets delivered as guarantee	6,573,772	6,857,597	4,587,402
Equity Instruments at fair value through profit or loss	51,518	417,334	749,675
Total assets	84,324,485	61,093,350	72,642,615
Deposits	103,394,451	109,995,164	93,258,135
Total Liabilities	103,394,451	109,995,164	93,258,135
Not later than one month [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	916,326
Derivative instruments	15,836
Other financial assets	1,150,525
Loans and other financing	51,212,977
Other debt securities	55,677,423
Financial assets delivered as guarantee	182,448
Total assets	109,155,535
Deposits	94,031,128
Liabilities at fair value through profit or loss		9,523
Derivative instruments	1,019	34,116
Repo Transactions	164,469
Other financial liabilities	15,134,783
Financing received from BCRA and other financial entities	423,291
Issued corporate bonds	235,912
Total Liabilities	109,990,602
Over 1 month and up to 3 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	291,707
Derivative instruments	1,457
Other financial assets	7,585
Loans and other financing	20,350,467
Total assets	20,651,216
Deposits	32,469,390
Other financial liabilities	17,924
Financing received from BCRA and other financial entities	907,790
Total Liabilities	33,395,104
Later than three months and not later than six months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	259,471
Other financial assets	99,041
Loans and other financing	19,678,124
Other debt securities	829,760
Total assets	20,866,396
Deposits	6,825,953
Derivative instruments	350
Other financial liabilities	8,206
Financing received from BCRA and other financial entities	1,054,312
Issued corporate bonds	69,847
Subordinated Corporate Bonds	165,070
Total Liabilities	8,123,738
Later than six months and not later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	211,948
Loans and other financing	21,017,191
Total assets	21,229,139
Deposits	1,162,963
Other financial liabilities	11,525
Financing received from BCRA and other financial entities	442,273
Total Liabilities	1,616,761
Up to 1 year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	1,679,452	203,851	77,882
Derivative instruments	17,293	12,149	17,911
Repo transactions		2,096,284	35,237
Other financial assets	1,257,151	2,345,719	1,455,364
Loans and other financing	112,258,759	134,972,949	115,361,255
Other debt securities	56,507,183	51,238,580	37,579,769
Financial assets delivered as guarantee	182,448	4,420,094	2,212,894
Total assets	171,902,286	195,289,626	156,740,312
Deposits	134,489,434	102,756,781	112,838,457
Liabilities at fair value through profit or loss		9,523
Derivative instruments	1,369	34,116
Repo Transactions	164,469	3,968,851	2,018,763
Other financial liabilities	15,172,438	15,335,332	11,448,761
Financing received from BCRA and other financial entities	2,827,666	1,543,950	440,066
Issued corporate bonds	305,759	174,747	3,104,030
Subordinated Corporate Bonds	165,070	118,123	124,241
Total Liabilities	153,126,205	123,941,423	129,974,318
Over 12 months and up to 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	262,339
Other financial assets	66,210
Loans and other financing	19,349,828
Other debt securities	7,252,751
Total assets	26,931,128
Deposits	57,839
Other financial liabilities	18,973
Financing received from BCRA and other financial entities	62,921
Total Liabilities	139,733
Over 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	692,230
Loans and other financing	46,302,169
Other debt securities	824,825
Total assets	47,819,224
Deposits	12,695
Other financial liabilities	127,102
Financing received from BCRA and other financial entities	107,423
Issued corporate bonds	6,071,552
Subordinated Corporate Bonds	15,123,320
Total Liabilities	21,442,092
Later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss	954,569	1,399,621	534,731
Other financial assets	66,210	1,009,788	581,602
Loans and other financing	65,651,997	59,578,407	46,503,941
Other debt securities	8,077,576
Total assets	74,750,352	61,987,816	47,620,274
Deposits	70,534	48,426	16,436
Other financial liabilities	146,075	257,819	236,103
Financing received from BCRA and other financial entities	170,344	189,574	39,841
Issued corporate bonds	6,071,552	6,782,632
Subordinated Corporate Bonds	15,123,320	11,052,386	11,624,860
Total Liabilities	$ 21,581,825	$ 18,330,837	$ 11,917,240